Accrued Expenses and Other Current Liabilties	12 Months Ended
Dec. 31, 2015
Notes to Consolidated Financial Statements [Abstract]
Accrued Expenses and Other Current Liabilties

8. Accrued Expenses and Other Current Liabilities

At December 31, 2015 and 2014, accrued expenses and other current liabilities consisted of the following:

	2015	2014
Accrued salaries, wages and incentive plan compensations	$658.266	$647.627
Unapplied cash and receivable credits	395.817	333.858
Accrued settlement	280.000	-
Accrued self-insurance	225.845	235.284
Accrued operating expenses	142.045	139.652
Accrued interest	121.348	119.886
Lease obligations	105.469	100.712
Withholding tax and VAT	84.918	91.839
Accrued variable payments outstanding for acquisition	52.370	32.984
Derivatives	11.614	53.804
Other	425.445	441.599
Total accrued expenses and other current liabilities	$2.503.137	$2.197.245

The item “Accrued settlement” includes accruals related to our NaturaLyte® and GranuFlo® agreement in principle, partially offset by insurance recoveries recorded in Prepaid Expenses and Other Current Assets (see Note 4). For further information, see Note 19 “Commitments and Contingencies – Commercial Litigation”.

The item “Other” in the table above includes accruals for legal and compliance costs, deferred income, bonuses and rebates, commissions, short-term position of pension liabilities, physician compensation and accrued rents.